Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	Man AHL FuturesAccess LLC
Entity Central Index Key	0001498325
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	22,892,859
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY